Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 3,291	$ 3,229	$ 3,085
Cost of revenues	1,840	1,929	1,640
Gross profit	1,451	1,300	1,445
Research and development expenses	7,096	8,273	9,123
Sales and marketing expenses	6,296	4,437	3,204
General and administrative expenses	3,755	4,166	5,857
Operating loss	15,696	15,576	16,739
Finance expenses (income), net	(378)	(924)	239
Net loss and comprehensive loss	$ 15,318	$ 14,652	$ 16,978
Basic net loss per share (in Dollars per share)	$ 0.3	$ 0.32	$ 0.46
Diluted net loss per share (in Dollars per share)	$ 0.3	$ 0.32	$ 0.46
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	50,876,790	45,638,030	37,016,631
Weighted average number of shares outstanding used in computing diluted net loss per share (in Shares)	50,876,790	45,638,030	37,016,631